Consolidated Statements of Cash Flows (Parenthetical)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Reconciliation of Cash and cash equivalents and restricted cash reported within the consolidated balance sheets
Cash and cash equivalents	¥ 261,275,422	$ 36,799,874	¥ 480,260,071	$ 36,799,874	¥ 601,769,949
Restricted cash	15,730,822	2,215,640			10,329,302
Cash, cash equivalents and restricted cash	¥ 277,006,244	$ 39,015,513	¥ 480,260,071	$ 67,643,216	¥ 612,099,251	¥ 657,235,945